Schedule of Composition of Share Capital (Details) - shares		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Registered share capital		1,000,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Registered share capital	[1]	100,000,000	44,951,295
Issued and paid-up share capital	[1]	45,133,945	26,941,705

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.